Personnel costs - Total salaries and remuneration (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of employees and personnel costs
Salaries and remunerations	kr 3,355	kr 3,049	kr 2,873
Social security expenses	1,246	1,141	936
of which pension expenses	337	301	228
Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	136	78	73
of which bonus	48	22	14
Other employees
Number of employees and personnel costs
Salaries and remunerations	3,219	2,971	2,800
Continuing operations
Number of employees and personnel costs
Salaries and remunerations	2,429	2,181	1,861
Social security expenses	1,111	966	772
of which pension expenses	311	277	205
Continuing operations | Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	100	59	48
of which bonus	30	14	11
Social security expenses	38	19	13
of which pension expenses	5	4	3
Continuing operations | Other employees
Number of employees and personnel costs
Salaries and remunerations	2,329	2,122	1,813
Social security expenses	1,073	947	759
of which pension expenses	306	273	202
Discontinued operations
Number of employees and personnel costs
Salaries and remunerations	926	868	1,012
Social security expenses	135	175	164
of which pension expenses	26	24	23
Discontinued operations | Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	36	19	25
of which bonus	18	8	3
Discontinued operations | Other employees
Number of employees and personnel costs
Salaries and remunerations	890	849	987
Sweden | Continuing operations | Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	74	40	31
of which bonus	25	9	6
Sweden | Continuing operations | Other employees
Number of employees and personnel costs
Salaries and remunerations	1,800	1,655	1,395
Lithuania | Continuing operations | Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	6	5	4
of which bonus	1	1
Lithuania | Continuing operations | Other employees
Number of employees and personnel costs
Salaries and remunerations	144	113	81
Latvia | Continuing operations | Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	5	4	3
of which bonus	1	1	1
Latvia | Continuing operations | Other employees
Number of employees and personnel costs
Salaries and remunerations	181	195	162
Estonia | Continuing operations | Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	3	2	2
of which bonus	1	1	2
Estonia | Continuing operations | Other employees
Number of employees and personnel costs
Salaries and remunerations	78	66	58
Croatia | Continuing operations | Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	4	3	3
of which bonus	2	2	1
Croatia | Continuing operations | Other employees
Number of employees and personnel costs
Salaries and remunerations	76	50	46
Germany | Continuing operations | Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	3	2	2
Germany | Continuing operations | Other employees
Number of employees and personnel costs
Salaries and remunerations	38	39	68
Netherlands | Continuing operations | Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	1
Netherlands | Continuing operations | Other employees
Number of employees and personnel costs
Salaries and remunerations	2
Austria | Continuing operations | Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	1
Austria | Continuing operations | Other employees
Number of employees and personnel costs
Salaries and remunerations	6	1
Luxembourg | Continuing operations | Board of Directors and CEO/President
Number of employees and personnel costs
Salaries and remunerations	3	3	3
of which bonus			1
Luxembourg | Continuing operations | Other employees
Number of employees and personnel costs
Salaries and remunerations	kr 4	kr 3	kr 3